GSMBS 2024-RPL2 - ABS15G

Exhibit 99(2)(s)(4)

vendor_loan_id	customer_loan_id	seller_loan_id	balance_postmod	balloon_postmod	current_pra_outstanding	audited_deferred_balance	deferred_balance	diff_deferred_balance	audited_current_rate	current_rate	diff_current_rate	audited_current_P&I	current_P&I	diff_current_P&I	first_pmt_date_postmod	io_flag_postmod	io_period_postmod	audited_maturity_date_postmod	maturity_date_postmod	diff_maturity_date_postmod	audited_mod_date	mod_date	diff_mod_date	mod_pra_amount	mod_principal_forbeared	mod_type	pi_postmod	rate_postmod	amort_term_postmod	amort_type_postmod	arm_code_postmod	current_pra_forgiven	first_rate_reset_months_postmod	margin_postmod	max_rate_postmod	min_rate_postmod	pra_01_anniversary_date	pra_02_anniversary_date	pra_03_anniversary_date	rate_index_postmod	rate_reset_frequency_mo_postmod	step_01_effective_date	step_01_interest_rate	step_02_effective_date	step_02_interest_rate	step_03_effective_date	step_03_interest_rate	step_04_effective_date	step_04_interest_rate	step_05_effective_date	step_05_interest_rate	step_06_effective_date	step_06_interest_rate	step_07_effective_date	step_07_interest_rate	step_08_effective_date	step_08_interest_rate	step_09_effective_date	step_09_interest_rate	step_10_effective_date	step_10_interest_rate	step_max_interest_rate	step_max_interest_rate_date	step_rate_flag	step_rate_number	term_postmod	capitalized_corporate_advance_postmod	capitalized_escrow_postmod	capitalized_interest_postmod	capitalized_other_postmod	capitalized_total_postmod	init_periodic_rate_cap_postmod	init_periodic_rate_floor_postmod	lifetime_cap_postmod	lifetime_floor_postmod	lookback_days_postmod	mod_principal_capitalized	periodic_cap_postmod	periodic_floor_postmod	round_code_postmod	step_01_pi_amount	step_02_pi_amount	step_03_pi_amount	step_04_pi_amount	step_05_pi_amount	step_06_pi_amount	step_07_pi_amount	step_08_pi_amount	step_09_pi_amount	step_10_pi_amount	ismodrecorded	ModDocStatus	ModComments	total_outstanding_deferred	audited_total_outstanding_deferred	diff__total_outstanding_deferred	interest_bearing_balance_postmod	pra_year_1_reduction_amount	pra_year_2_reduction_amount	pra_year_3_reduction_amount	mod_extension_deferment	mod_extension_date	new_maturity_date	number_of_deferments	total_extension_deferment_amount
XXXXXX	XXXXXX	XXXX	$XX,XXX.X	No				No	X.XX%	X.XX%	No	XXX	XXX	No	XX/XX/XXXX	No		XX/XX/XXXX	XX/XX/XXXX	No	XX/XX/XXXX	XX/XX/XXXX	No		$XX,XXX.	Non-HAMP	$XX,XXX.	X.X%	XXX	ARM [2]	No		36	0.0275	0.11	0.015				Treasury - One Year	12 Months																							No		XXX	$XXX.XX	$XXX.XX	$XXX.XX	$XXX.XX	$XX,XXX.XX	0.05	0.015	0.075	0.02	45 Days [45]	$XX,XXX.XX	XXXX	XXXX	XXXX											No	Copy/Image	The original note payment shows the amount of $XXX and rate XX % locate on page XX. The current mortgage statement is located on page XX and confirms the current interest rate and payment. Modification has a descreased rate and payment. The maturity date changed from XX/XX/XXXX to XX/XX/XXXX. There is no evidence in the loan file to show the re-disclosure was done. There's no deferred amount or PRA amount.			$XXX	$XXX	$XXX	$XXX	$XXX	No			0
XXXXXX	XXXXXX	XXXX	$XXx,XXX.X	Yes			$XXX,XXX	Yes	X.XX%	X.XX%	No	XXX	XXX	No	XX/XX/XXXX	No		XX/XX/XXXX	XX/XX/XXXX	No	XX/XX/XXXX	XX/XX/XXXX	No		$XX,XXX.	HAMP	$XX,XXX.	X.X%		Step [99]												XX/XX/XXXX	XXXX	XX/XX/XXXX	XXXX	XX/XX/XXXX	XXXX															XXXX	XX/XX/XXXX	Yes	XXXX	XXX	$XXX.XX	$XXX.XX	$XXX.XX	$XXX.XX	$XX,XXX.XX						$XX,XXX.XX				$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX								No	Copy/Image	This loan originally closed on XX/XX/XXXX as an ARM with a start rate of X.XX% located on page XXX. The loan had X modifications. XX/XX/XXXX mod on page XXX. XX/XX/XXXX mod on page XXX-XXX matches the data tape. . The maturity date was extended from XX/XX/XXXX to XX/XX/XXXX The HAMP Modification did not require new disclosures. The current mortgage statement dated XX/XX/XX on page XXX matches the P&I of the current mod.	$XXX,XXX		$XXX	$XXX				Yes	XX/XX/XXXX	XX/XX/XXXX	1	$XXX,XXX.XX
XXXXXX	XXXXXX	XXXX	$XXx,XXX.X	No			$XXX,XXX	Yes	X.XX%	X.XX%	No	XXX	XXX	No	XX/XX/XXXX	No		XX/XX/XXXX	XX/XX/XXXX	No	XX/XX/XXXX	XX/XX/XXXX	No		$XX,XXX.	HAMP	$XX,XXX.	X.X%		Step [99]												XX/XX/XXXX	XXXX	XX/XX/XXXX	XXXX	XX/XX/XXXX	XXXX	XX/XX/XXXX	XXXX	XX/XX/XXXX	XXXX											XXXX	XX/XX/XXXX	Yes	XXXX	XXX	$XXX.XX	$XXX.XX	$XXX.XX	$XXX.XX	$XX,XXX.XX						$XX,XXX.XX				$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX						No	Copy/Image	The original Note shows a payment of $XXXXX (pXXXX). The first modification is dated XX/XX/XXXX and is located on page XXXX. The Step HAMP Modification (pXXX) with an initial rate of XX%, and a final and current rate of XXX%. The statement in the file confirms the current rate and payment of $XXXX There is a $XXXXXdeferred balance and no PRA amount. HAMP modification does not require re-disclosures.	$XXX,XXX		$XXX	$XXX	$XXX	$XXX	$XXX	Yes	XX/XX/XXXX	XX/XX/XXXX	1	$XXX,XXX.XX
XXXXXX	XXXXXX	XXXX	$XX,XXX.X	Yes	No	X.XX%	X.XX%	No	XXX	XXX	No	XX/XX/XXXX	No	XX/XX/XXXX	XX/XX/XXXX	No	XX/XX/XXXX	XX/XX/XXXX	Yes	$XX,XXX.	Non-HAMP	$XX,XXX.	X.X%	XXX	Fixed [1]	XX/XX/XXXX	No	XXX	$XXX.XX	$XXX.XX	$XXX.XX	$XXX.XX	$XX,XXX.XX	$XX,XXX.XX	No	Copy/Image	The original note shows a ARM with payment of $XXX until maturity (page XX).
The loan file contained the signed Non-HAMP modification with an effective date of XX/XX/XXXX with a new principal balance of $XX,XXX with a rate of XX% and the initial payment of $XXXon XX/XX/XXXX maturity date of XX/XX/XXXX  (page XX) and a principal forgiveness amount of $XXXX (page XX).
The current mortgage statement is located on (pageXX) which confirms the current interest rate of XX% and monthly payment of $XXXX.

																																																																																																$XXX	$XXX				No
XXXXXX	XXXXXX	XXXX	$XXX,XXX.X	No			$XX,XXX	Yes			No	XXX	XXX	Yes	XX/XX/XXXX	No		XX/XX/XXXX	XX/XX/XXXX	No	XX/XX/XXXX	XX/XX/XXXX	No		$XX,XXX.	Non-HAMP	$XX,XXX.	X.X%		Step [99]												XX/XX/XXXX	XXXX	XX/XX/XXXX	XXXX	XX/XX/XXXX	XXXX	XX/XX/XXXX	XXXX													XXXX	XX/XX/XXXX	Yes	XXXX	XXX	$XXX.XX	$XXX.XX	$XXX.XX	$XXX.XX	$XX,XXX.XX						$XX,XXX.XX				$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX							No	Copy/Image	The loan file contains the signed Non Hamp Modification Agreement. The Mod did not require re-disclosure due to delinquency as well as the amortization remained fixed and the rate decreased and no new credit advanced.	$XXX,XXX		$XXX	$XXX				Yes	XX/XX/XXXX	XX/XX/XXXX	1	$XXX,XXX.XX
XXXXXX	XXXXXX	XXXX	$XXX,XXX.X	No				No	X.XX%	X.XX%	No	XXX	XXX	No	XX/XX/XXXX	No		XX/XX/XXXX	XX/XX/XXXX	No	XX/XX/XXXX	XX/XX/XXXX	No		$XX,XXX.	Non-HAMP	$XX,XXX.	X.X%	XXX	Fixed [1]												XX/XX/XXXX																						No		XXX	$XXX.XX	$XXX.XX	$XXX.XX	$XXX.XX	$XX,XXX.XX						$XX,XXX.XX														No	Copy/Image	The original Note shows a payment of $XXXX The current mortgage statement is located on page XXX and confirms the current interest rate of XX% and payment of $XXX There is no deferred balance or PRA amount. Modification was a result of default / delinquency, as evident by documents in the file, with decreased rate and payment. The Maturity Date changed from XX/XX/XXXX to XX/XX/XX There is no evidence in the loan file to show the re-disclosure was done.			$XXX	$XXX				No			0
XXXXXX	XXXXXX	XXXX	$XXX,XXX.X	No				No	X.XX%	X.XX%	No	XXX	XXX	No	XX/XX/XXXX	No		XX/XX/XXXX	XX/XX/XXXX	No	XX/XX/XXXX	XX/XX/XXXX	Yes		$XX,XXX.	Non-HAMP	$XX,XXX.	X.X%		Fixed [1]												XX/XX/XXXX																						No		XXX	$XXX.XX	$XXX.XX	$XXX.XX	$XXX.XX	$XX,XXX.XX						$XX,XXX.XX														No	Copy/Image	This loan was modified on XX/XX/XXXX with a fixed interest rate of XX% and a prinicpal forgiveness of $XX,XXX. There are two previous modifications, in XXXX (p.XX) and in XXXX(p.XX). The maturity date has been extended and no evidence of re-disclosure is found in the file. The original note is found on page XXX The most recent billing statement is found on page XXX			$XXX	$XXX				No			0
XXXXXX	XXXXXX	XXXX	$XXX,XXX.X	No				No	X.XX%	X.XX%	No	XXX	XXX	No	XX/XX/XXXX	No		XX/XX/XXXX	XX/XX/XXXX	No	XX/XX/XXXX	XX/XX/XXXX	No		$XX,XXX.	HAMP	$XX,XXX.	X.X%	XXX	Step [99]												XX/XX/XXXX	XXXX	XX/XX/XXXX	XXXX	XX/XX/XXXX	XXXX															XXXX	XX/XX/XXXX	Yes	XXXX	XXX	$XXX.XX	$XXX.XX	$XXX.XX	$XXX.XX	$XX,XXX.XX						$XX,XXX.XX				$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX								No	Copy/Image	Original note is located on page XX with the rate of XX% and a P&I of $XXX. Step-Hamp Modification is located on page XX with a rate of XX% and a P&I of $XXX The HAMP Modification did not require new disclosures. There wasnt a current statement in the loan file but there was a statment for the increase in rate that stated that the rate is XX% and P&I of $XXXX			$XXX	$XXX				No			0
XXXXXX	XXXXXX	XXXX	$XXX,XXX.X	No	$XX	$XX,XXX	Yes	X.XX%	X.XX%	No	XXX	XXX	No	XX/XX/XXXX	No	XX/XX/XXXX	XX/XX/XXXX	No	XX/XX/XXXX	XX/XX/XXXX	No	$XX,XXX.	$XX,XXX.	HAMP	$XX,XXX.	X.X%	Step [99]	$XX,XXX.XX	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXXX	XXXX	XX/XX/XXXX	XXXX	XX/XX/XXXX	XXXX	XX/XX/XXXX	XXXX	XXXX	XX/XX/XXXX	Yes	XXXX	XXX	$XXX.XX	$XXX.XX	$XXX.XX	$XXX.XX	$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX	No	Copy/Image	A current mortgage statement is not located in the loan file to confirm the current interest rate and payment. The loan file contained the signed Modification, dated XX/XX/XXXX (p.XXX). The loan file did not contain any other modifications. The most recent modification reflected an update to the Maturity Date, changing from the origination maturity date of XX/XX/XXXX to XX/XX/XXXX. The modification states the principal balance is $XXX,XXXof which $XX,XXX is deferred and of the deferred $XXXXXX is a PRA eligible for forgiveness. The loan file also includes a Recast located on page XXX with an effective date of XX/XX/XXXX, current unpaid principal balance of $XXX,XXX.XX with an additional $XXXXX interest bearing principal balance reduction, the deferred balance is reduced to $15,758.00 and the rate and payment is recast and reflects as the current rate and payment. The recast also states a balloon payment of $XX,XXX is due at maturity.
																																																																																														$XXX,XXX		$XXX	$XXX	$XXX	$XXX	$XXX	Yes			1	$XXX,XXX.XX
XXXXXX	XXXXXX	XXXX	$XXX,XXX.X	Yes			$XX,XXX	Yes	X.XX%	X.XX%	No	XXX	XXX	No	XX/XX/XXXX	No		XX/XX/XXXX	XX/XX/XXXX	No	XX/XX/XXXX	XX/XX/XXXX	Yes		$XX,XXX.	Non-HAMP	$XX,XXX.	X.X%		Step [99]												XX/XX/XXXX	XXXX	XX/XX/XXXX	XXXX	XX/XX/XXXX	XXXX	XX/XX/XXXX	XXXX	XX/XX/XXXX	XXXX											XXXX	XX/XX/XXXX	Yes	XXXX	XXX	$XXX.XX	$XXX.XX	$XXX.XX	$XXX.XX	$XX,XXX.XX						$XX,XXX.XX				$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX						Yes	Copy/Image	Modification in the loan file principal balance is $XXX,XXX The current rate and P&I is taken from the modification agreement as no current mortgage statement is located in the file. Modification was a result of default / delinquency, as evident by documents in the file, with decreased rate and payment. The Maturity Date changed from XX/XX/XXXX to XX/XX/XXXX. There is no evidence in the loan file to show the re-disclosure was done.	$XXX,XXX		$XXX	$XXX				Yes			1	$XXX,XXX.XX
XXXXXX	XXXXXX	XXXX	$XXX,XXX.X	No	$XX,XXX	Yes	X.XX%	X.XX%	No	XXX	XXX	No	XX/XX/XXXX	No	XX/XX/XXXX	XX/XX/XXXX	No	XX/XX/XXXX	XX/XX/XXXX	No	$XX,XXX.	Non-HAMP	$XX,XXX.	X.X%	Fixed [1]	XX/XX/XXXX	No	XXX	$XXX.XX	$XXX.XX	$XXX.XX	$XX,XXX.XX	$XX,XXX.XX	No	Copy/Image	The original note in the file was made in the amount of $XXXX with a monthly payment of $XX% (pg. XX). A Non-HAMP modification was in the file and reflected a principal balance of $XXXXXXwith an interest rate of XX%. Modification was a result of default / delinquency, as evident by documents in the file, with decreased rate and payment. The Maturity Date changed from XX/XX/XXXX to XX/XX/XXXX. There is no evidence in the loan file to show the re-disclosure was done. The modification in file reflects a deferred balance of $XX/XX/XXXX and there was no PRA amount. Statement in the file confirms current modified payment of $X,XXX (pg. XXX).
																																																																																														$XXX,XXX		$XXX	$XXX				Yes			1	$XXX,XXX.XX
XXXXXX	XXXXXX	XXXX	$XXX,XXX.X	Yes	$XX,XXX	Yes	X.XX%	X.XX%	No	XXX	XXX	No	XX/XX/XXXX	No	XX/XX/XXXX	XX/XX/XXXX	No	XX/XX/XXXX	XX/XX/XXXX	No	$XX,XXX.	HAMP	$XX,XXX.	X.X%	Step [99]	XX/XX/XXXX	XXXX	XX/XX/XXXX	XXXX	XX/XX/XXXX	XXXX	XX/XX/XXXX	XXXX	XXXX	XX/XX/XXXX	Yes	XXXX	XXX	$XXX.XX	$XXX.XX	$XXX.XX	$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX	No	Copy/Image	The loan originally closed on XX/XX/XXXX with an adjustable rate of X.XX%, p. XXX. The loan modified to a Non-HAMP interest only modification on XX/XX/XXXX with a fixed rate of XX% initial and payment of $XXX, pg XX The loan file contained the signed HAMP Modification dated XX/XX/XXXX with a step rate with initial rate of X% and payment of $XXX.XX , p. XXX Modification was a result of financial hardship as evident by the modification, with decreased rate and payment. The most recent modification reflected an update to the Maturity Date, changing from the origination maturity date of XX/XX/XXXX to XX/XX/XXXX. The HAMP Modification did not require new disclosures.

																																																																																														$XXX,XXX		$XXX	$XXX				Yes	XX/XX/XXXX	XX/XX/XXXX	1	$XXX,XXX.XX
XXXXXX	XXXXXX	XXXX	$XXX,XXX.X	No				No			No		XXX	Yes	XX/XX/XXXX	No		XX/XX/XXXX	XX/XX/XXXX	No	XX/XX/XXXX	XX/XX/XXXX	No		$XX,XXX.	HAMP - Active Perm	$XX,XXX.	X.X%	XXX	Step [99]												XX/XX/XXXX	XXXX	XX/XX/XXXX	XXXX	XX/XX/XXXX	XXXX	XX/XX/XXXX	XXXX	XX/XX/XXXX	XXXX											XXXX	XX/XX/XXXX	Yes	XXXX	XXX	$XXX.XX	$XXX.XX	$XXX.XX	$XXX.XX	$XX,XXX.XX						$XX,XXX.XX				$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX						No	Copy/Image	Mod did not require new disclosures; change was due to financial hardship.			$XXX	$XXX	$XXX	$XXX	$XXX	No			0